TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 104,519	$ 77,799	$ 43,317
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax benefit	$ (24,039)	$ (17,894)	$ (9,963)
Preferred technology enterprise	11,221	7,582	4,284
Foreign rate differential	(300)	(597)	213
Unrecognized tax benefits	1,348	3,159	1,272
Changes in valuation allowance	11,421	7,498	3,827
Share-based compensation	3,745	2,519	1,327
Non-deductible expenses	513	234	790
Other	(78)	(7)	(42)
Actual tax expense	$ 3,831	$ 2,494	$ 1,708